THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 21, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH SUCH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2007

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
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Check here if Amendment [X]: Amendment Number:         4
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     This Amendment (Check only one):   [ ] is a restatement
                                        [X] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Magnetar Financial LLC
Address:      1603 Orrington Avenue
              13th Floor
              Evanston, IL 60201


Form 13F File Number: 028-11800
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael Turro
Title:        Chief Compliance Officer
Phone:        847-905-4690

Signature, Place and Date of Signing:


/s/ Michael Turro                         Evanston, IL            May 14, 2007
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         [Signature]                      [City, State]              [Date]

Report Type (Check only one):

                            MAGNETAR FINANCIAL LLC
                                   FORM 13F
                       Quarter Ended September 30, 2006



|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                0
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Form 13F Information Table Entry Total:                           2
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Form 13F Information Table Value Total:                        $15,293
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                                                          (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                                        MAGNETAR FINANCIAL LLC
                                                               FORM 13F
                                                   Quarter Ended September 30, 2006

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                        CLASS                 VALUE     SHRS OR      SH/   PUT/   INVESTMENT      OTHER        VOTING AUTHORITY
                        ------               ------     -------      ---   ----   ----------      -----        ----------------
NAME OF ISSUER          TITLE     CUSIP    (X$1,000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS    SOLE     SHARED   NONE
--------------          -----     -----     ---------   --------     ---   ----   ----------    --------    ----     ------   ----
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DELTA & PINE LD CO       COM    247357106   $10,530     260,000      SH              SOLE                   260,000
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PREMIUM STD FARMS        COM    74060C105    $4,763     250,000      SH              SOLE                   250,000
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